                                                      --------------------------
                             UNITED STATES                   OMB APPROVAL
                  SECURITIES AND EXCHANGE COMMISSION  --------------------------
                        Washington, D.C. 20549        OMB Number:      3235-0006
                                                      Expires: February 28, 1997
                               FORM 13F               Estimated average burden
                                                      Hours per response.. 24.60
                                                      --------------------------
                                                      --------------------------
                                                             SEC USE ONLY
                                                      --------------------------

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2004
                                                        --------------

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]


Kurt F. Somerville
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


Hemenway & Barnes      60 State Street        Boston,        MA         02109
--------------------------------------------------------------------------------
Business Address       (Street)               (City)        (State)       Zip)


(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


---------------------------------  ATTENTION  ----------------------------------
       Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of May, 2004.

                                     Kurt F. Somerville
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)

                                     ___________________________________________
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                               13F File No.:   Name:                         13F File No.:
1.  Michael B. Elefante (18)*       28-06281        6.
----------------------------------  -------------   ----------------------------  ----------------
2.  Timothy F. Fidgeon (17)*        28-06169        7.
----------------------------------  -------------   ----------------------------  ----------------
3.  Roy A. Hammer (14)*             28-5798         8.
----------------------------------  -------------   ----------------------------  ----------------
4.  Lawrence T. Perera (26)*        28-06167        9.
----------------------------------  -------------   ----------------------------  ----------------
5.  Michael J. Puzo (25)*           28-06165        10.
----------------------------------  -------------   ----------------------------  ----------------

* Refers to manager number on attached detail in Item 7.

315225                                                           SEC 1685 (5/91)

                                                                                                                              Page 1
AS OF:  MARCH 31, 2004                                     FORM 13F                                   SEC FILE # KURT S. SOMERVILLE/

                                                               ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
                                                ITEM 3:         FAIR      SHARES OR    INVESTMENT    MANAGERS    VOTING AUTHORITY
       ITEM 1:                   ITEM 2:        CUSIP          MARKET     PRINCIPAL    DISCRETION                (A)    (B)    (C)
    NAME OF ISSUER           TITLE OF CLASS     NUMBER         VALUE       AMOUNT      (A) (B) (C)               SOLE  SHARES  NONE
ABBOTT LABS                  COMMON STOCK      002824100       1717898      41798              xx                       41798
ALCOA INC                    COMMON STOCK      013817101        277520       8000              xx                        8000
AMERICAN EXPRESS CO          COMMON STOCK      025816109        268842       5185              xx                        5185
AMERICAN INTERNATIONAL       COMMON STOCK      026874107        768511      10771              xx                       10771
GROUP INC.
AMGEN INC.                   COMMON STOCK      031162100       2317336      39851              xx                       39851
ANALOG DEVICES, INC.         COMMON STOCK      032654105       1690288      35207              xx                       35207
APTARGROUP INC               COMMON STOCK      038336103        502080      13075              xx                       13075
AUTOMATIC DATA PROCESSING    COMMON STOCK      053015103       1362522      32441              xx                       32441

AVERY DENNISON CORP.         COMMON STOCK      053611109       2103258      33809              xx                       33809
BP PLC ADR                   COMMON STOCK      055622104       3465011      67676              xx                       67676
BANK OF AMERICA CORP.        COMMON STOCK      060505104        512603       6330              xx                        6330
BEA SYSTEMS INC.             CORPORATE BONDS   073325AD4       3247131    3235000              xx                     3235000
BERKSHIRE HATHAWAY INC.      CLASS A           084670108        933000         10              xx                          10
BERKSHIRE HATHAWAY INC.      CLASS B           084670207        883527        284              xx                         284
BIOMET INC                   COMMON STOCK      090613100        308798       8050              xx                        8050
BLOCK H & R, INC.            COMMON STOCK      093671105        204120       4000              xx                        4000
BOEING COMPANY               COMMON STOCK      097023105        225885       5500              xx                        5500

                                                                                                                              Page 2
AS OF:  MARCH 31, 2004                                     FORM 13F                                   SEC FILE # KURT S. SOMERVILLE/

                                                               ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
                                                ITEM 3:         FAIR      SHARES OR    INVESTMENT    MANAGERS    VOTING AUTHORITY
       ITEM 1:                   ITEM 2:        CUSIP          MARKET     PRINCIPAL    DISCRETION                (A)    (B)    (C)
    NAME OF ISSUER           TITLE OF CLASS     NUMBER         VALUE       AMOUNT      (A) (B) (C)               SOLE  SHARES  NONE
BOTTOMLINE TECHNOLOGIES      COMMON STOCK      101388106        142884      14700              xx                       14700
INC.
BRISTOL-MYERS SQUIBB CO.     COMMON STOCK      110122108        409511      16901              xx                       16901
BURLINGTON NORTHERN SANTA    COMMON STOCK      12189T104        307692       9768              xx                        9768
FE CORP
BURLINGTON RESOURCES INC.    COMMON STOCK      122014103        388525       6106              xx                        6106
CANADIAN NATIONAL RAILWAY    COMMON STOCK      136375102       1305245      33187              xx                       33187
CO.
CHEVRONTEXACO CORP.          COMMON STOCK      166764100       2124364      24201              xx                       24201
CISCO SYS INC.               COMMON STOCK      17275R102       1103877      46834              xx                       46834
COCA COLA CO.                COMMON STOCK      191216100       1084669      21564              xx                       21564
COGNEX                       COMMON STOCK      192422103        330272       9933              xx                        9933
COMCAST CORP.                SPL A             20030N200        250566       8997              xx                        8997
WALT DISNEY COMPANY          COMMON STOCK      254687106        346811      13878              xx                       13878
DOW CHEMICAL CO.             COMMON STOCK      260543103        273501       6790              xx                        6790
DOW JONES & CO INC           CLASS B
                             (RESTRICTED)      260561204        310744       6486              xx                        6486
E I DU PONT DE NEMOURS &     COMMON STOCK      263534109        689875      16340              xx                       16340
CO.
E M C CORP.                  COMMON STOCK      268648102       1036102      76128              xx                       76128

                                                                                                                              Page 3
AS OF:  MARCH 31, 2004                                     FORM 13F                                   SEC FILE # KURT S. SOMERVILLE/

                                                               ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
                                                ITEM 3:         FAIR      SHARES OR    INVESTMENT    MANAGERS    VOTING AUTHORITY
       ITEM 1:                   ITEM 2:        CUSIP          MARKET     PRINCIPAL    DISCRETION                (A)    (B)    (C)
    NAME OF ISSUER           TITLE OF CLASS     NUMBER         VALUE       AMOUNT      (A) (B) (C)               SOLE  SHARES  NONE
EATON VANCE CORP.            COMMON STOCK      278265103        264934       6950              xx                        6950
EMERSON ELECTRIC CO.         COMMON STOCK      291011104       1969151      32863              xx                       32863
ENCANA CORP.                 COMMON STOCK      292505104       1882619      43660              xx                       43660
EXXON MOBIL CORP.            COMMON STOCK      30231G102       5883405     141462              xx                      141462
FEDERAL NATIONAL MTGE ASSOC  COMMON STOCK      313586109        201489       2710              xx                        2710
FUEL CELL ENERGY INC.        COMMON STOCK      35952H106        514602      37950              xx                       37950
GANNETT CO.                  COMMON STOCK      364730101        295269       3350              xx                        3350
GENERAL ELECTRIC CO.         COMMON STOCK      369604103       1825615      59817              xx                       59817
HELMERICH & PAYNE INC.       COMMON STOCK      423452101        469144      16375              xx                       16375
HEWLETT PACKARD CO           COMMON STOCK      428236103        204327       8946              xx                        8946
I M S HEALTH INC.            COMMON STOCK      449934108        244230      10500              xx                       10500
INTEL CORPORATION            COMMON STOCK      458140100       3818336     140380              xx                      140380
INTL BUSINESS MACHINES       COMMON STOCK      459200101       1791156      19503              xx                       19503
INTERNATIONAL PAPER CO.      COMMON STOCK      460146103        338080       8000              xx                        8000
INVESTORS FINL SERVICES      COMMON STOCK      461915100        204386       4950              xx                        4950
CORP.

                                                                                                                              Page 4
AS OF:  MARCH 31, 2004                                     FORM 13F                                   SEC FILE # KURT S. SOMERVILLE/

                                                               ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
                                                ITEM 3:         FAIR      SHARES OR    INVESTMENT    MANAGERS    VOTING AUTHORITY
       ITEM 1:                   ITEM 2:        CUSIP          MARKET     PRINCIPAL    DISCRETION                (A)    (B)    (C)
    NAME OF ISSUER           TITLE OF CLASS     NUMBER         VALUE       AMOUNT      (A) (B) (C)               SOLE  SHARES  NONE
IVAX CORP                    CORPORATE BONDS   465823AG7       3241056    3205000              xx                     3205000
JEFFERSON-PILOT CORP.        COMMON STOCK      475070108       4215141      76625              xx                       76625
JOHNSON & JOHNSON            COMMON STOCK      478160104       3403819      67110              xx                       67110
K V PHARMACEUTICAL CO. CL A  COMMON STOCK      482740206        202620       8250              xx                        8250
KOPIN                        COMMON STOCK      500600101        610437     105612              xx                      105612
LIBERTY MEDIA CORP.          SER A             530718105        124731      11391              xx                       11391
ELI LILLY & CO.              COMMON STOCK      532457108        617621       9232              xx                        9232
M B N A CORP.                COMMON STOCK      55262L100        348331      12607              xx                       12607
THE MCCLATCHY CO             COMMON STOCK      579489105        245088       3450              xx                        3450
MERCK & CO. INC.             COMMON STOCK      589331107       2808937      63565              xx                       63565
MICROSOFT CORP.              COMMON STOCK      594918104       1617832      64895              xx                       64895
NOKIA CORP ADR A             COMMON STOCK      654902204       1027446      50663              xx                       50663
NUVEEN PFD & CONF INCOME     MUTUAL FUNDS      67073D102        151200      10000              xx                       10000
FUND 2
ORACLE CORP.                 COMMON STOCK      68389X105        393444      32787              xx                       32787
PEPSICO INC.                 COMMON STOCK      713448108       1179961      21912              xx                       21912
PFIZER INC.                  COMMON STOCK      717081103       2072507      59130              xx                       59130
PROCTER & GAMBLE CO.         COMMON STOCK      742718109       2162835      20622              xx                       20622

                                                                                                                              Page 5
AS OF:  MARCH 31, 2004                                     FORM 13F                                   SEC FILE # KURT S. SOMERVILLE/

                                                               ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
                                                ITEM 3:         FAIR      SHARES OR    INVESTMENT    MANAGERS    VOTING AUTHORITY
       ITEM 1:                   ITEM 2:        CUSIP          MARKET     PRINCIPAL    DISCRETION                (A)    (B)    (C)
    NAME OF ISSUER           TITLE OF CLASS     NUMBER         VALUE       AMOUNT      (A) (B) (C)               SOLE  SHARES  NONE
SCHLUMBERGER LTD             COMMON STOCK      806857108        250420       3922              xx                        3922
SEPRACOR INC                 COMMON STOCK      817315104        368254       7656              xx                        7656
J M SMUCKER CO NEW           COMMON STOCK      832696405       2019416      38261              xx                       38261
SNAP ON INC                  COMMON STOCK      833034101        744693      23027              xx                       23027
STATE STREET CORP.           COMMON STOCK      857477103       1492795      28636              xx                       28636
3 M COMPANY                  COMMON STOCK      88579Y101       2655290      32433              xx                       32433
U S BANCORP                  COMMON STOCK      902973304        536410      19400              xx                       19400
UNION PACIFIC CORP.          COMMON STOCK      907818108        272600       4557              xx                        4557
VERIZON COMMUNICATIONS INC.  COMMON STOCK      92343V104        306680       8393              xx                        8393
WELLS FARGO & CO. (NEW)      COMMON STOCK      949746101        458404       8089              xx                        8089
WYETH                        COMMON STOCK      983024100        745856      19863              xx                       19863
INGERSOLL RAND LTD. CL A     COMMON STOCK      G4776G101        395753       5850              xx                        5850
TOTAL:                                                      85,469,288